Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

EXECUTIVE COMPENSATION AND FINANCIAL PERFORMANCE

The following table presents information regarding compensation actually paid to the Corporation’s CEO and Non-CEO NEOs and certain performance metrics. The amount of compensation actually paid is calculated in accordance with Item 402(v) of Regulation S-K which requires disclosure of the relationship between executive pay versus the Corporation’s financial performance.

	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(1) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(1) ($)	Average Compensation Actually Paid to Non-CEO NEOs(1) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (in’000) ($)	Diluted Earnings per Share (Company- Selected Measure) ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return(2) ($)
2022	1,618,885	1,511,564	659,676	651,876	82.29	99.06	46,932	2.04
2021	914,366	1,615,231	484,497	717,930	93.50	119.74	43,089	1.81
2020	1,352,191	1,185,033	639,823	532,890	74.39	87.20	41,203	1.72

(1)

Christopher Becker was the CEO in all years presented. Non-CEO NEOs for 2022 were Jay P. McConie, Christopher J. Hilton, Janet T. Verneuille and Michael J. Spolarich. Non-CEO NEOs for 2021 were Jay P. McConie, Christopher J. Hilton, Janet T. Verneuille and Susanne Pheffer. Non-CEO NEOs for 2020 were Jay P. McConie, Christopher J. Hilton, Janet T. Verneuille and Richard P. Perro.

(2)	Peer group is the NASDAQ U.S. Benchmark Banks Index used for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 1,618,885	$ 914,366	$ 1,352,191
PEO Actually Paid Compensation Amount	$ 1,511,564	1,615,231	1,185,033
Adjustment To PEO Compensation, Footnote [Text Block]

The following is a reconciliation of Total Compensation in the Summary Compensation Table to Compensation Actually Paid for the CEO and Non-CEO NEOs. There were no valuation assumptions that differ materially from those utilized and disclosed at the time of grant.

	2022		2021		2020
	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
Total Compensation in the Summary Compensation Table	1,618,885	659,676	914,366	484,497	1,352,191	639,823
Deduct Amounts Reported in Summary Compensation Table:
Equity Awards	(620,000)	(161,250)	—	—	(500,000)	(137,750)
Change in Defined Benefit Pension Value	—	(6,258)	(39,605)	(29,934)	(108,854)	(89,455)
Other Additions (Deductions) to Arrive at Compensation Actually Paid:
Value of awards granted in the covered year that are outstanding and unvested at year end	370,710	96,417	470,057	138,678	265,376	70,427
Change in value of awards granted in a prior year that are outstanding and unvested at year end	(65,769)	(20,107)	38,365	11,867	10,194	(7,125)
Value of awards granted and vesting in the year	185,346	48,204	235,029	69,331	132,679	35,209
Value of awards granted in a prior year that vest in the covered year	(40,154)	(3,990)	27,757	34,582	(21,315)	(3,859)
Value of awards gained or lost in the covered year due to performance conditions	25,880	6,683	(67,263)	(19,358)	24,967	6,566
Pension Service Cost	36,666	32,501	36,525	28,267	29,795	19,054
Pension Prior Service Cost	—	—	—	—	—	—
Compensation Actually Paid	1,511,564	651,876	1,615,231	717,930	1,185,033	532,890

The Corporation’s compensation policies and practices are the responsibility of the Compensation Committee of the Board. Executive compensation is designed to balance an executive’s financial rewards with risk taken and align an executive’s compensation with the interests of shareholders. In addition to base salary, incentive compensation is provided annually to executives in the form of both equity and cash awards. Annual equity incentives vest over three years and include both performance-based and time-based awards. These awards provide incentives for decision-making that will support the long-term financial performance of the Corporation. Annual cash incentives provide further financial rewards and support the short-term financial performance of the Corporation.

Total compensation paid to the CEO and each of the non-CEO NEOs takes into account certain quantitative metrics and qualitative factors as described under the heading “How We Determine The Amount to Pay for Each Element of Executive Compensation” of this proxy statement. The specific metrics and factors may vary from year-to-year in their composition or the weighting applied to each. Quantitative metrics include net income growth, ROA, ROE, diluted earnings per share growth and balance sheet growth. The quantitative metrics include both absolute metrics which measure the Corporation’s actual performance against preset targets established by the Compensation Committee and relative metrics which measure the Corporation’s actual performance against peer group results. The Corporation’s peer group is listed in this proxy statement. Qualitative metrics have included a bank safety rating and compensation committee discretion through 2021.

Non-PEO NEO Average Total Compensation Amount	$ 659,676	484,497	639,823
Non-PEO NEO Average Compensation Actually Paid Amount	$ 651,876	717,930	532,890
Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid Versus Financial Performance Measures. The following are tabular and graphical details of executive compensation actually paid for 2022, 2021 and 2020 and the percentage change in cumulative total shareholder returns, net income and diluted earnings per share:

			Percentage Change: Increase (Decrease)
			Cumulative Total Shareholder Return		Versus Prior Year
	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	The First of Long Island Corporation (%)	NASDAQ U.S. Benchmark Banks Index (%)	Net Income (%)	Diluted Earnings per Share (%)
2022	1,511,564	651,876	(17.7)	(0.9)	8.9	12.7
2021	1,615,231	717,930	(6.5)	19.7	4.6	5.2
2020	1,185,033	532,890	(25.6)	(12.8)	(0.8)	3.0

The following presents executive compensation actually paid versus the percentage changes in First of Long Island Corporation ("FLIC") cumulative total shareholder return, net income and diluted earnings per share ("EPS"):

The following presents cumulative total shareholder return for FLIC versus the NASDAQ U.S. Benchmark Banks Index peer group:

Tabular List [Table Text Block]

The most important financial performance measures used to link the NEO’s compensation actually paid to the Corporation’s financial performance for the most recently completed fiscal year are:

Net income growth
ROA
ROE
Diluted earnings per share growth
Balance sheet growth

Total Shareholder Return Amount	$ 82.29	93.50	74.39
Peer Group Total Shareholder Return Amount	99.06	119.74	87.20
Net Income (Loss)	$ 46,932,000	$ 43,089,000	$ 41,203,000
Company Selected Measure Amount	2.04	1.81	1.72
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net income growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	ROA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ROE
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Diluted earnings per share growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Balance sheet growth
Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (620,000)	$ 0	$ (500,000)
Change in Defined Benefit Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(39,605)	(108,854)
Value of awards granted in the covered year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	370,710	470,057	265,376
Change in value of awards granted in a prior year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(65,769)	38,365	10,194
Value of awards granted and vesting in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	185,346	235,029	132,679
Value of awards granted in a prior year that vest in the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(40,154)	27,757	(21,315)
Value of awards gained or lost in the covered year due to performance conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,880	(67,263)	24,967
Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	36,666	36,525	29,795
Pension Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(161,250)	0	(137,750)
NEO Change in Defined Benefit Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,258)	(29,934)	(89,455)
NEO Value of awards granted in the covered year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	96,417	138,678	70,427
NEO Change in value of awards granted in a prior year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,107)	11,867	(7,125)
NEO Value of awards granted and vesting in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	48,204	69,331	35,209
NEO Value of awards granted in a prior year that vest in the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,990)	34,582	(3,859)
NEO Value of awards gained or lost in the covered year due to performance conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,683	(19,358)	6,566
NEO Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	32,501	28,267	19,054
NEO Pension Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0